SCHEDULE OF FAIR VALUE MEASUREMENT (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Oct. 24, 2025
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of over-allotment liability			$ 66,600
Fair value of Public Warrants for ordinary shares subject to possible redemption allocation			$ 2,443,200
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and marketable securities held in trust account	$ 70,703,700	$ 69,471,486